Nationwide GQG US Quality Equity Fund Annual Fund Operating Expenses - Nationwide GQG US Quality Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 2, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.89%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.49%
Institutional Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.74%
Eagle Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.59%